CALVERT BALANCED FUND

CALVERT CONSERVATIVE ALLOCATION FUND

CALVERT EMERGING MARKETS ADVANCEMENT FUND

CALVERT EMERGING MARKETS EQUITY FUND

CALVERT EQUITY FUND

CALVERT FLOATING-RATE ADVANTAGE FUND

CALVERT FOCUSED VALUE FUND

CALVERT GLOBAL ENERGY SOLUTIONS

CALVERT GLOBAL WATER FUND

CALVERT GROWTH ALLOCATION FUND

CALVERT INTERNATIONAL EQUITY FUND

CALVERT INTERNATIONAL OPPORTUNITIES FUND

CALVERT INTERNATIONAL RESPONSIBLE INDEX FUND

CALVERT MID-CAP FUND

CALVERT MODERATE ALLOCATION FUND

CALVERT SMALL-CAP FUND

CALVERT ULTRA-SHORT DURATION INCOME FUND

CALVERT US LARGE-CAP CORE RESPONSIBLE INDEX FUND

CALVERT US LARGE-CAP GROWTH RESPONSIBLE INDEX FUND

CALVERT US LARGE-CAP VALUE RESPONSIBLE INDEX FUND

CALVERT US MID-CAP CORE RESPONSIBLE INDEX FUND

Supplement to Statements of Additional Information (“SAIs”) dated February 1, 2023

CALVERT FLEXIBLE BOND FUND

CALVERT GLOBAL REAL ESTATE FUND

CALVERT RESPONSIBLE MUNICIPAL INCOME FUND

CALVERT VP SRI BALANCED PORTFOLIO

CALVERT VP SRI MID CAP PORTFOLIO

CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO

CALVERT VP INVESTMENT GRADE BOND INDEX PORTFOLIO

CALVERT VP NASDAQ 100 INDEX PORTFOLIO

CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO

CALVERT VP S&P 500 INDEX PORTFOLIO

CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO

CALVERT VP VOLATILITY MANAGED GROWTH PORTFOLIO

CALVERT VP VOLATILITY MANAGED MODERATE PORTFOLIO

CALVERT VP VOLATILITY MANAGED MODERATE GROWTH PORTFOLIO

Supplement to SAIs dated May 1, 2023

CALVERT EMERGING MARKETS FOCUSED GROWTH FUND

Supplement to SAI dated December 21, 2022 as revised May 31, 2023

CALVERT BOND FUND

CALVERT CORE BOND FUND

CALVERT GREEN BOND FUND

CALVERT HIGH YIELD BOND FUND

CALVERT INCOME FUND

CALVERT MORTGAGE ACCESS FUND

CALVERT SHORT DURATION INCOME FUND

Supplement to SAI dated June 30, 2023

CALVERT GLOBAL EQUITY FUND

CALVERT GLOBAL SMALL-CAP EQUITY FUND

CALVERT SMALL/MID-CAP FUND

Supplement to SAI dated April 12, 2023 as revised September 18, 2023

The following changes are effective on December 11, 2023:

1.	The following replaces the table under “Fund Management.” in “Management and Organization”:

Name and Year of Birth	Trust/ Corporation Position(s)	Length of Service	Principal Occupation(s) During Past Five Years and Other Relevant Experience	Number of Calvert Funds in Fund Complex Overseen By Trustee/Director	Other Directorships Held During Last Five Years
Interested Trustee/Director
VON M. HUGHES 1969	Trustee/ Director and President	Since 2023	Managing Director and Head of Institutional Services Group of Calvert Research and Management. Managing Director of Morgan Stanley Investment Management (MSIM) (since 2022). Formerly, Managing Director of PAAMCO Prisma (investment management firm) (2003-2022). Mr.Hughes is an interested person because of his positions with CRM and certain affiliates.	46	Tradeweb Markets Inc. (financial services) (2021-2022) National Association of Investment Companies (2018-2021)
Noninterested Trustee/Director
RICHARD L. BAIRD, JR. 1948	Trustee/ Director	Trustee/Director of Calvert Impact Fund, Inc., Calvert Management Series, Calvert Responsible Index Series, Inc., Calvert Social Investment Fund, Calvert World Values, Inc. and The Calvert Fund since 1980 and of Calvert Variable Products, Inc. and Calvert Variable Series, Inc. since 2016	Regional Disaster Recovery Lead, American Red Cross of Greater Pennsylvania (since 2017). Volunteer, American Red Cross (since 2015). Former President and CEO of Adagio Health Inc. (retired in 2014) in Pittsburgh, PA.	46	None
ALICE GRESHAM BULLOCK 1950	Chair and Trustee/ Director	Since 2016	Professor Emerita at Howard University School of Law. Dean Emerita of Howard University School of Law and Deputy Director of the Association of American Law Schools (1992-1994).	46	None
CARI M. DOMINGUEZ 1949	Trustee/ Director	Since 2016	Former Chair of the U.S. Equal Employment Opportunity Commission.	46	ManpowerGroup Inc. (workforce solutions company) Triple S Management Corporation (managed care) National Association of Corporate Directors
KAREN FANG 1958	Trustee/ Director	Since 2023	Formerly, Managing Director, Wealth Management at GAMCO Asset Management (asset management firm) (2020-2023). Formerly, Managing Director, Senior Portfolio Manager of Fiduciary Trust Company International (wealth management firm) (1993-2019).	46	None

Name and Year of Birth	Trust/ Corporation Position(s)	Length of Service	Principal Occupation(s) During Past Five Years and Other Relevant Experience	Number of Calvert Funds in Fund Complex Overseen By Trustee/Director	Other Directorships Held During Last Five Years
JOHN G. GUFFEY, JR. 1948	Trustee/ Director	Trustee/Director of Calvert Impact Fund, Inc., Calvert Management Series, Calvert Responsible Index Series, Inc., Calvert Social Investment Fund, Calvert World Values, Inc. and The Calvert Fund since 1982 and of Calvert Variable Products, Inc. and Calvert Variable Series, Inc. since 2016	President of Aurora Press Inc., a privately held publisher of trade paperbacks (since January 1997).	46	Calvert Impact Capital, Inc. (through December 31, 2018)
MILES D. HARPER, III 1962	Trustee/ Director	Since 2016	Partner, Carr Riggs & Ingram (public accounting firm) since October 2014. Partner, Gainer Donnelly & Desroches (public accounting firm) (now Carr Riggs & Ingram), (November 1999-September 2014).	46	Bridgeway Funds (9) (asset management)
JOY V. JONES 1950	Trustee/ Director	Since 2016	Attorney.	46	Palm Management Corporation
EDDIE RAMOS 1967	Trustee/ Director	Since 2023	Private investor (2022-present). Formerly, Head of External Advisors/Diversity Portfolio Management at the New Jersey Division of Investment (2020-2022). Formerly, Chief Investment Officer and Lead Portfolio Manager – Global Fundamental Equities at Cornerstone Capital Management (asset management firm) (2011-2017).	46	Macquarie Optimum Funds (6) (asset management)
ANTHONY A. WILLIAMS 1951	Trustee/ Director	Trustee/Director of Calvert Management Series, Calvert World Values, Inc. and The Calvert Fund since 2010 and of Calvert Impact Fund, Inc., Calvert Responsible Index Series, Inc., Calvert Social Investment Fund, Calvert Variable Products, Inc. and Calvert Variable Series, Inc. since 2016	CEO and Executive Director of the Federal City Council (July 2012 to present); Senior Adviser and Independent Consultant for King and Spalding LLP (September 2015 to present); Executive Director of Global Government Practice at the Corporate Executive Board (January 2010 to January 2012).	46

Freddie Mac

Evoq Properties/Meruelo Maddux Properties, Inc. (real estate management)

Weston Solutions, Inc. (environmental services)

Bipartisan Policy Centers Debt Reduction Task Force

Chesapeake Bay Foundation

Catholic University of America

Urban Institute (research organization)

The Howard Hughes Corporation (real estate development)

Old Dominion National Bank

2.	The following replaces the third paragraph in the paragraphs below the tables under “Fund Management.” in “Management and Organization”:

The Board believes that each Director’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Directors lead to the conclusion that the Directors possess the requisite experience, qualifications, attributes and skills to serve on the Board. The Board believes that the Directors’ ability to review critically, evaluation, question and discuss information provided to them with the Adviser, sub-advisers, if applicable, other service providers, legal counsel and independent public accountants; and to exercise effective business judgment in the performance of their duties as Directors, support this conclusion. The Board has also considered the contributions that each Director can make to the Board and the Funds. In addition, the following specific experience, qualifications, attributes and/or skills apply as to each Trustee/Director: Mr. Baird, experiences as a chief executive officer of a non-profit corporation; Ms. Gresham Bullock, academic leadership experience, legal experience and experience as a board member of various organizations; Ms. Dominguez, experience as Chair of the U.S. Equal Employment Opportunity Commission and experience as a board member of various organizations; Ms. Fang, experience as a senior investment management, banking and capital markets professional; Mr. Guffey, experience as a director and officer of private companies and experience as a board member of various organizations; Mr. Harper, experience as a partner of a public accounting firm and experience as a board member of a mutual fund complex; Ms. Jones, legal experience and experience as a director of a private foundation; Mr. Ramos, experience as a former Chief Investment Officer of an asset manager; Mr. Williams, experience as the mayor of the District of Columbia and as a board member of various organizations; and Mr. Hughes, experience as a senior investment management executive and experience as a board member of various organizations.

3.	The following replaces the interested trustee information in the table under “Share Ownership” under “Management and Organization”:

Name of Trustee	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in All Registered Funds Overseen by Trustee in the Calvert Family of Funds
Interested Trustee
Von M. Hughes	None	None

4.	The following replaces the first and second sentences of the second paragraph describing the Governance Committee under “Fund Management.” in “Management and Organization”:

The Board believes that diversity is an important attribute of a well-functioning board. The current Board is comprised of three white males, two African American males, two African American females, one Asian female, one Hispanic male and one Hispanic female.

Effective December 31, 2023, Richard L. Baird, Jr. and John G. Guffey, Jr. will retire from the Board of Trustees.

December 11, 2023